Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 15. Leases

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease cost for the years ended December 31, 2022, 2021 and 2020, were as follows:

	December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$8,951	$10,196	$10,102
Total operating lease cost	$8,951	$10,196	$10,102

Cash flow and other information related to operating leases were as follows:

	December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$8,372	$9,829	$10,559
Right-of-use assets obtained in exchange for new operating lease liabilities	$12,057	$5,955	$10,008

	December 31,
	2022	2021	2020
Weighted-average remaining lease term — operating leases	4.11 years	2.59 years	3.00 years
Weighted-average discount rate — operating leases	4.17%	4.58%	4.78%

Maturities of operating lease liabilities were as follows:

December 31,
2022
(U.S. $ in thousands)
2023	$7,561
2024	4,430
2025	2,180
2026	1,678
2027 and thereafter	2,879
Total operating lease payments	18,728
Less: imputed interest	(889)
Present value of lease liabilities	$17,839